UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

China Evolution Equity Fund

Investor Class (TCELX)

This annual shareholder report contains important information about China Evolution Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - Investor Class	$150	1.40%

What drove fund performance during the past 12 months?

  China equities recorded a double-digit return on the heels of a volatile year, aided by the central government’s September announcement of the broadest suite of stimulus measures since the coronavirus pandemic.

  Consumer staples contributed to the fund’s performance relative to the MSCI China All Shares Index Net. Our underweight allocation to the sector helped as China’s prolonged housing market downturn weighed on domestic consumption. Industrials and business services was a source of strength for the fund. Our off-benchmark position in Yangzijiang Shipbuilding added value as it was able to build a strong order book, benefiting from a cyclical recovery in the industry following a protracted bear market.

  Financials hurt relative performance owing to our lack of exposure to the sector, which advanced following the stimulus initiatives. The fund does not own any of the big state-owned lenders that dominate China’s financials sector, reflecting our approach of identifying opportunities beyond the country’s widely owned mega-cap stocks. Stock selection in consumer discretionary hurt relative returns. Li Auto, an electric vehicle maker, was a major detractor amid the heightened competition and disappointing launch of its first full-electric model. We eliminated the stock during the period.

  The fund seeks long-term capital growth and aims to identify investment opportunities beyond China’s 100 largest companies in terms of market capitalization. Industrials and business services was our largest sector position in absolute terms at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
12/10/19	10,000	10,000
1/31/20	10,150	10,324
4/30/20	11,400	10,261
7/31/20	14,230	12,365
10/31/20	14,950	13,164
1/31/21	17,928	15,145
4/30/21	19,391	14,362
7/31/21	18,161	13,058
10/31/21	17,674	13,087
1/31/22	16,730	11,750
4/30/22	12,988	9,974
7/31/22	13,821	10,066
10/31/22	10,458	7,515
1/31/23	14,519	10,529
4/30/23	13,040	9,570
7/31/23	13,095	9,780
10/31/23	10,958	8,389
1/31/24	9,915	7,554
4/30/24	11,945	8,694
7/31/24	11,194	8,519
10/31/24	12,506	9,939

202411-4029887, 202412-3916009

F1228-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 12/10/19
China Evolution Equity Fund (Investor Class)	14.13%	4.68%
MSCI China All Shares Index Net (Regulatory/Strategy Benchmark)	18.47	-0.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$48,843
  Number of Portfolio Holdings52
  Investment Advisory Fees Paid (000s)$(63)
  Portfolio Turnover Rate82.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.1%
Consumer Discretionary	16.6
Communication Services	13.0
Real Estate	11.0
Information Technology	9.0
Energy	7.8
Health Care	6.4
Materials	4.1
Consumer Staples	3.8
Other	6.2

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	6.2%
CRRC	3.7
Tencent Music Entertainment Group	3.1
Xiamen Faratronic	3.0
H World Group	2.9
ZTO Express Cayman	2.8
Focus Media Information Technology	2.7
Hongfa Technology	2.6
KE Holdings	2.6
Yantai Jereh Oilfield Services Group	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

China Evolution Equity Fund

Investor Class (TCELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

China Evolution Equity Fund

I Class (TRCLX)

This annual shareholder report contains important information about China Evolution Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - I Class	$112	1.04%

What drove fund performance during the past 12 months?

  China equities recorded a double-digit return on the heels of a volatile year, aided by the central government’s September announcement of the broadest suite of stimulus measures since the coronavirus pandemic.

  Consumer staples contributed to the fund’s performance relative to the MSCI China All Shares Index Net. Our underweight allocation to the sector helped as China’s prolonged housing market downturn weighed on domestic consumption. Industrials and business services was a source of strength for the fund. Our off-benchmark position in Yangzijiang Shipbuilding added value as it was able to build a strong order book, benefiting from a cyclical recovery in the industry following a protracted bear market.

  Financials hurt relative performance owing to our lack of exposure to the sector, which advanced following the stimulus initiatives. The fund does not own any of the big state-owned lenders that dominate China’s financials sector, reflecting our approach of identifying opportunities beyond the country’s widely owned mega-cap stocks. Stock selection in consumer discretionary hurt relative returns. Li Auto, an electric vehicle maker, was a major detractor amid the heightened competition and disappointing launch of its first full-electric model. We eliminated the stock during the period.

  The fund seeks long-term capital growth and aims to identify investment opportunities beyond China’s 100 largest companies in terms of market capitalization. Industrials and business services was our largest sector position in absolute terms at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
12/10/19	500,000	500,000
1/31/20	507,500	516,203
4/30/20	571,000	513,063
7/31/20	713,000	618,258
10/31/20	750,000	658,220
1/31/21	900,404	757,273
4/30/21	974,549	718,116
7/31/21	913,608	652,908
10/31/21	889,739	654,342
1/31/22	843,196	587,511
4/30/22	655,208	498,704
7/31/22	697,533	503,298
10/31/22	528,784	375,734
1/31/23	734,310	526,465
4/30/23	660,314	478,501
7/31/23	663,703	488,992
10/31/23	555,816	419,447
1/31/24	504,025	377,698
4/30/24	607,267	434,709
7/31/24	569,566	425,943
10/31/24	636,267	496,936

202411-4029887, 202412-3916009

F1229-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 12/10/19
China Evolution Equity Fund (I Class)	14.47%	5.05%
MSCI China All Shares Index Net (Regulatory/Strategy Benchmark)	18.47	-0.13

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$48,843
  Number of Portfolio Holdings52
  Investment Advisory Fees Paid (000s)$(63)
  Portfolio Turnover Rate82.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.1%
Consumer Discretionary	16.6
Communication Services	13.0
Real Estate	11.0
Information Technology	9.0
Energy	7.8
Health Care	6.4
Materials	4.1
Consumer Staples	3.8
Other	6.2

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	6.2%
CRRC	3.7
Tencent Music Entertainment Group	3.1
Xiamen Faratronic	3.0
H World Group	2.9
ZTO Express Cayman	2.8
Focus Media Information Technology	2.7
Hongfa Technology	2.6
KE Holdings	2.6
Yantai Jereh Oilfield Services Group	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

China Evolution Equity Fund

I Class (TRCLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	20,111	-
Tax Fees	15,125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TCELX China Evolution Equity
Fund
TRCLX China Evolution Equity
Fund–
.
I Class

T. ROWE PRICE China Evolution Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
12/10/19
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 10.00 $ 9.67 $ 17.40 $ 14.95 $ 10.00
Investment activities
Net investment income (loss)
(2)
(3)
0.18 0.04 (0.01) (0.03) (—)
(4)
Net realized and unrealized
gain/loss 1.19 0.45 (6.65) 2.73 4.95
Total from investment activities 1.37 0.49 (6.66) 2.70 4.95
Distributions
Net investment income (0.22) (0.16) — — —
Net realized gain — — (1.07) (0.25) —
Total distributions (0.22) (0.16) (1.07) (0.25) —
NET ASSET VALUE
End of period $ 11.15 $ 10.00 $ 9.67 $ 17.40 $ 14.95

T. ROWE PRICE China Evolution Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
12/10/19
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
14.13% 4.78% (40.83)% 18.22% 49.50%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 2.67% 2.17% 1.94% 1.45% 2.49%
(6)
Net expenses after waivers/
payments by Price Associates 1.40% 1.40% 1.40% 1.40% 1.43%
(6)
Net investment income (loss) 1.75% 0.32% (0.08)% (0.19)% (0.03)%
(6)
Portfolio turnover rate 82.4% 54.6% 62.2% 106.6% 60.6%
Net assets, end of period (in
thousands) $27,219 $15,953 $17,584 $63,037 $40,838
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE China Evolution Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
12/10/19
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.84 $ 9.62 $ 17.52 $ 15.00 $ 10.00
Investment activities
Net investment income
(2)(3)
0.22 0.12 0.09 0.09 0.05
Net realized and unrealized
gain/loss 1.16 0.43 (6.64) 2.68 4.95
Total from investment activities 1.38 0.55 (6.55) 2.77 5.00
Distributions
Net investment income (0.25) (0.33) — — —
Net realized gain — — (1.35) (0.25) —
Total distributions (0.25) (0.33) (1.35) (0.25) —
NET ASSET VALUE
End of period $ 10.97 $ 9.84 $ 9.62 $ 17.52 $ 15.00
Ratios/Supplemental Data
Total return
(3)(4)
14.47% 5.11% (40.57)% 18.63% 50.00%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 2.10% 1.66% 1.53% 1.28% 2.48%
(5)
Net expenses after waivers/
payments by Price Associates 1.04% 1.04% 1.04% 1.04% 1.08%
(5)
Net investment income 2.19% 1.01% 0.70% 0.47% 0.45%
(5)
Portfolio turnover rate 82.4% 54.6% 62.2% 106.6% 60.6%
Net assets, end of period (in
thousands) $21,624 $20,189 $30,679 $22,749 $2,912
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE China Evolution Equity Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 94.4%
Common Stocks 55.0%
Atour Lifestyle Holdings, ADR (USD)  21,107 553
Bilibili, Class Z (HKD) (1) 28,980 640
BOC Aviation (HKD)  105,200 816
Bosideng International Holdings (HKD)  1,936,000 1,086
China Resources Gas Group (HKD)  318,500 1,228
China Resources Land (HKD)  327,500 1,092
China Resources Mixc Lifestyle Services (HKD)  736,230 3,037
China Tower, Class H (HKD)  8,936,000 1,206
CMOC Group, Class H (HKD)  1,185,000 981
COSCO SHIPPING Energy Transportation, Class H
(HKD) (2) 432,000 414
CRRC, Class H (HKD)  2,821,000 1,826
H World Group (HKD)  390,700 1,438
Haier Smart Home, Class H (HKD)  214,400 778
Innovent Biologics (HKD) (1) 135,500 589
Kanzhun, ADR (USD)  50,721 738
KE Holdings, ADR (USD)  56,855 1,247
Kingboard Laminates Holdings (HKD)  831,000 722
Kuaishou Technology (HKD) (1) 158,300 933
New Oriental Education & Technology Group (HKD)  123,900 775
Ninebot, CDR  136,538 850
Shandong Weigao Group Medical Polymer, Class H (HKD)  1,465,600 912
Shenzhou International Group Holdings (HKD)  101,000 780
Tencent Music Entertainment Group, ADR (USD)  133,995 1,491
Tsingtao Brewery, Class H (HKD) (2) 120,000 773
Yangzijiang Shipbuilding Holdings (SGD)  302,700 588
ZTO Express Cayman (HKD)  59,500 1,372
26,865
Common Stocks - China A Shares 39.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  31,250 526
China Oilfield Services, A Shares (CNH)  515,001 1,092
CNOOC Energy Technology & Services, A Shares (CNH)  1,759,200 1,080
Focus Media Information Technology, A Shares (CNH)  1,314,880 1,334
Fuyao Glass Industry Group, A Shares (CNH)  67,077 537
Hongfa Technology, A Shares (CNH)  294,647 1,256
Huali Industrial Group, A Shares (CNH)  47,200 444
Humanwell Healthcare Group, A Shares (CNH)  208,600 632
Jiangsu Hengli Hydraulic, A Shares (CNH)  119,700 871

T. ROWE PRICE China Evolution Equity Fund

Shares $ Value
(Cost and value in $000s)
Loncin Motor, A Shares (CNH)  458,100 526
NARI Technology, A Shares (CNH)  299,288 1,095
Sany Heavy Industry, A Shares (CNH)  419,800 1,079
Shandong Pharmaceutical Glass, A Shares (CNH)  276,800 979
Shenzhen Jufei Optoelectronics, A Shares (CNH)  665,900 722
WUS Printed Circuit Kunshan, A Shares (CNH)  76,000 432
Xiamen Faratronic, A Shares (CNH)  90,300 1,441
Xuji Electric, A Shares (CNH)  257,500 1,100
Yankershop Food, A Shares (CNH)  150,020 1,058
Yantai Jereh Oilfield Services Group, A Shares (CNH)  263,400 1,242
YTO Express Group, A Shares (CNH)  351,100 811
Yunnan Aluminium, A Shares (CNH)  507,500 1,013
19,270
Total China (Cost $45,908) 46,135
HONG KONG 0.8%
Common Stocks 0.8%
Impro Precision Industries  50,000 14
Yue Yuen Industrial Holdings  174,000 366
Total Hong Kong (Cost $393) 380
TAIWAN 1.1%
Common Stocks 1.1%
Accton Technology  33,000 555
Total Taiwan (Cost $563) 555
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 1,958,168 1,958
Total Short-Term Investments (Cost $1,958) 1,958

T. ROWE PRICE China Evolution Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 708,719 709
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 709
Total Securities Lending Collateral (Cost $709) 709
Total Investments in Securities
101.8% of Net Assets
(Cost $49,531) $ 49,737
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CDR China Depositary Receipt
CNH Offshore China Renminbi
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE China Evolution Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 57++
Totals $ —# $ — $ 57+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 2,427  ¤  ¤ $ 2,667
Total $ 2,667^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $57 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,667.

T. ROWE PRICE China Evolution Equity Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
t
Assets
Investments in securities, at value (cost $49,531) $ 49,737
Foreign currency (cost $123) 123
Dividends receivable 91
Receivable for shares sold 61
Due from affiliates 4
Other assets 24
Total assets 50,040
Liabilities
Obligation to return securities lending collateral 709
Payable for investment securities purchased 223
Payable for shares redeemed 185
Investment management fees payable 38
Other liabilities 42
Total liabilities 1,197
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 48,843

T. ROWE PRICE China Evolution Equity Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (22,771)
Paid-in capital applicable to 4,412,673 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 71,614
NET ASSETS $ 48,843
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $27,219; Shares outstanding: 2,442,261) $ 11.15
I Class
(Net assets: $21,624; Shares outstanding: 1,970,412) $ 10.97

T. ROWE PRICE China Evolution Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $62) $ 1,145
Securities lending 7
Total income 1,152
Expenses
Investment management 355
Shareholder servicing
Investor Class $ 96
I Class 7 103
Prospectus and shareholder reports
Investor Class 9
I Class 5 14
Custody and accounting 206
Legal and audit 100
Registration 46
Miscellaneous 28
Waived / paid by Price Associates (418)
Total expenses 434
Net investment income 718
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,606)
Foreign currency transactions 25
Net realized loss (1,581)
Change in net unrealized gain / loss on securities 4,450
Net realized and unrealized gain / loss 2,869
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,587

T. ROWE PRICE China Evolution Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 718 $ 410
Net realized loss (1,581) (8,706)
Change in net unrealized gain / loss 4,450 11,469
Increase in net assets from operations 3,587 3,173
Distributions to shareholders
Net earnings
Investor Class (338) (291)
I Class (466) (1,031)
Decrease in net assets from distributions (804) (1,322)
Capital share transactions
*
Shares sold
Investor Class 25,257 19,298
I Class 9,240 8,703
Distributions reinvested
Investor Class 323 284
I Class 427 965
Shares redeemed
Investor Class (15,327) (21,330)
I Class (10,002) (21,892)
Increase (decrease) in net assets from capital
share transactions 9,918 (13,972)
Net Assets
Increase (decrease) during period 12,701 (12,121)
Beginning of period 36,142 48,263
End of period $ 48,843 $ 36,142
*Share information (000s)
Shares sold
Investor Class 2,269 1,551
I Class 860 715
Distributions reinvested
Investor Class 34 24
I Class 46 82
Shares redeemed
Investor Class (1,456) (1,798)
I Class (987) (1,935)
Increase (decrease) in shares outstanding 766 (1,361)

T. ROWE PRICE China Evolution Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The China Evolution
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the China Evolution Equity Fund
(Investor Class) and the China Evolution Equity Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE China Evolution Equity Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE China Evolution Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE China Evolution Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE China Evolution Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,029 $ 43,041 $ — $ 47,070
Short-Term Investments 1,958 — — 1,958
Securities Lending Collateral 709 — — 709
Total $ 6,696 $ 43,041 $ — $ 49,737

T. ROWE PRICE China Evolution Equity Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock
Connect program (Shanghai Stock Connect), through the Shenzhen-Hong
Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified
Foreign Institutional Investor (QFII) for all participating T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the
QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange

T. ROWE PRICE China Evolution Equity Fund

rate (CNY), and those acquired through the Shanghai Stock Connect and the
Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same
U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is
maintained
over the life of the loan in an amount not
less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $663,000; the value of cash collateral and related investments was $709,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $37,679,000 and
$29,219,000, respectively, for the year ended October 31, 2024.

T. ROWE PRICE China Evolution Equity Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 804 $ 1,322
($000s)
Cost of investments $ 50,508
Unrealized appreciation $ 4,003
Unrealized depreciation (4,774)
Net unrealized appreciation (depreciation) $ (771)

T. ROWE PRICE China Evolution Equity Fund

At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 712
Net unrealized appreciation (depreciation) (771)
Loss carryforwards and deferrals (22,712)
Total distributable earnings (loss) $ (22,771)

T. ROWE PRICE China Evolution Equity Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.70%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE China Evolution Equity Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,126,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price
Associates and $89,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 1.40% 0.05%
Expense limitation date 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $(208) $(210)

T. ROWE PRICE China Evolution Equity Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 586,393 shares of the I Class, representing 30% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE China Evolution Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE China Evolution Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price China Evolution Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price China Evolution Equity Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the years ended
October 31, 2024, 2023, 2022 and 2021, and for the period December 10, 2019
(inception) through October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the years ended October 31, 2024, 2023, 2022 and 2021, and for the period December 10, 2019 (inception) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE China Evolution Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE China Evolution Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $645,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $741,000 and foreign taxes paid of $56,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1228-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024